UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21982
                                      -----------------------------------------

                Claymore/Guggenheim Strategic Opportunities Fund
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    2455 Corporate West Drive Lisle, IL 60532
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               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                    2455 Corporate West Drive Lisle, IL 60532
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700
                                                     -------------

Date of fiscal year end: May 31
                         ------
Date of reporting period: August 31, 2008
                          -----------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

CLAYMORE/GUGGENHEIM STRATEGIC OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)


                                                                                             OPTIONAL
 PRINCIPAL AMOUNT   DESCRIPTION                                                           CALL PROVISION            VALUE
-------------------------------------------------------------------------------------------------------------------------------

                    LONG-TERM INVESTMENTS - 135.5%
                    CORPORATE BONDS - 29.9%
                    AIRLINES - 2.0%
$       1,535,186   America West Airlines, Inc., Ser. 01-1, AA, Aa3
                    7.10%, 4/2/21, Pass Thru Certificates                                    N/A                $     1,320,106
          934,936   Delta Air Lines, Inc., A-, Baa1
                    6.82%, 8/10/22, Pass Thru Certificates (a)                               N/A                        766,647
          979,364   Northwest Airlines Corp., Ser. 992A, A, NR
                    7.575%, 3/1/19, Pass Thru Certificates (a)                               N/A                        866,737
                                                                                                                 --------------
                                                                                                                      2,953,490
                                                                                                                 --------------
                    AUTO PARTS & EQUIPMENT - 0.1%
          500,000   Keystone Automotive Operations, Inc., CCC, Caa2
                    9.75%, 11/1/13, Company Guarantee Notes                                 11/01/08 @ 104.88           202,500
                                                                                                                 --------------

                    BANKS - 9.5%
        1,000,000   Agfirst Farm Credit Bank, A, NR
                    7.30%, 10/31/49, Subordinated Notes (a) (b)                             12/15/08 @ 100.00           846,540
        1,250,000   Barclays Bank PLC, A+, Aa3
                    6.28%, 12/29/49, Junior Subordinated Notes (United Kingdom) (a) (c)     12/15/34 @ 100.00         1,035,987
        1,200,000   BNP Paribas, AA-, Aa3
                    7.195%, 6/29/49, Junior Subordinated Notes (France) (a) (b) (c)          6/25/37 @ 100.00         1,047,445
        1,000,000   CoBank ACB, A, NR
                    7.875%, 4/16/18, Subordinated Notes (a) (b)                              N/A                        985,648
        1,000,000   Credit Agricole SA, A, Aa3
                    6.64%, 5/29/49, Junior Subordinated Notes (France) (a) (b) (c)           5/31/17 @ 100.00           772,877
        1,000,000   Fifth Third Bancorp, A, A1
                    8.25%, 3/1/38, Subordinated Notes (a)                                    N/A                        752,498
        1,000,000   KeyBank NA, Ser. BKNT, A-, A2
                    7.41%, 5/6/15, Subordinated Notes (a)                                    N/A                        842,459
        1,000,000   KeyCorp Capital III, BBB, A3
                    7.75%, 7/15/29, Bank Guarantee Notes (a)                                 N/A                        757,552
        1,200,000   Lloyds TSB Group PLC, A, Aa3
                    6.27%, 11/29/49, Senior Unsecured Notes (United Kingdom) (a) (b) (c)    11/14/16 @ 100.00           949,617
        1,250,000   Mellon Capital IV, Ser. 1, A, Aa3
                    6.24%, 6/29/49, Company Guarantee Notes (a) (c)                          6/20/12 @ 100.00           954,818
        1,250,000   Northgroup Preferred Capital Corp., A, A1
                    6.38%, 1/29/49, Notes (a) (b) (c)                                       10/15/17 @ 100.00           868,950
          700,000   PNC Preferred Funding Trust I, A-, A3
                    8.70%, 2/19/49, Senior Unsecured Notes (a) (b) (c)                       3/15/13 @ 100.00           666,715
        1,400,000   Royal Bank of Scotland Group PLC, Ser. MTN, A, A1
                    7.64%, 3/31/49, Junior Subordinated Stock (United Kingdom) (a) (c)       9/29/17 @ 100.00         1,182,657
        1,250,000   State Street Capital Trust IV, A, A1
                    3.78%, 6/15/37, Company Guarantee Notes (a) (d)                          6/15/12 @ 100.00           878,866
        1,250,000   US AgBank FCB, A, A2
                    6.11%, 4/29/49, Notes (a) (b) (c)                                        7/10/12 @ 100.00           695,000
        1,000,000   Wells Fargo Capital XIII, Ser. GMTN, AA-, Aa2
                    7.70%, 12/29/49, Notes (a) (c)                                           3/26/13 @ 100.00           949,614
                                                                                                                 --------------
                                                                                                                     14,187,243
                                                                                                                 --------------
                    DIVERSIFIED FINANCIAL SERVICES - 11.2%
        1,000,000   Agua Caliente Band of Cahuilla Indians, NR, NR
                    6.35%, 10/1/15, Secured Notes (b)                                        N/A                        959,510
          525,000   Ajax Re Ltd., BB, NR
                    9.06%, 5/8/09, Secured Notes (Cayman Islands) (b) (d) (g)                N/A                        526,995
          400,000   Blue Coast Ltd., Ser. A, BB-, NR
                    12.19%, 12/8/10, Notes (b) (d) (g)                                       N/A                        398,968
        1,200,000   Blue Fin Ltd., BB+, NR
                    7.19%, 4/10/12, Notes (b) (d) (g)                                         4/8/10 @ 101.00         1,177,440
          500,000   Discover Financial Services, BBB-, Baa3
                    6.45%, 6/12/17, Senior Unsecured Notes (a)                               N/A                        371,190
          500,000   GlobeCat Ltd., Ser. CAQ, NR, B1
                    8.78%, 1/2/13, Notes (Cayman Islands) (b) (d) (g)                       12/21/11 @ 100.50           510,565
                    Hampton Roads PPV LLC, NR, Aaa (b)
        1,000,000   6.07%, 12/15/41, Bonds                                                   N/A                        927,240
        1,000,000   6.17%, 6/15/53, Bonds                                                    N/A                        910,010
          500,000   Janus Capital Group, Inc., BBB-, Baa3
                    6.70%, 6/15/17, Senior Unsecured Notes (a)                               N/A                        457,706
        1,000,000   Longpoint Re Ltd., BB+, NR
                    8.06%, 5/8/10, Notes (Cayman Islands) (b) (d) (g)                        N/A                      1,009,700
          850,000   Mangrove Re Ltd., NR, Ba2
                    7.65%, 6/5/09, Notes (Cayman Islands) (b) (d) (g)                        N/A                        848,530
        2,000,000   Merna Reinsurance Ltd., Ser. B, NR, A2
                    4.55%, 7/7/10, Secured Notes (Bermuda) (a) (b) (d) (g)                   N/A                      1,921,200
        1,696,312   Muzinich CBO II Ltd., Ser. A2-A, AA+, Aa1
                    7.15%, 10/15/13, Senior Secured Notes (Bermuda) (b)                      N/A                      1,655,194
        1,250,000   Mystic Re Ltd., Ser. A, BB+, NR
                    8.98%, 12/5/08, Notes (Cayman Islands) (b) (d) (g)                       N/A                      1,232,250
          750,000   Redwood Capital X Ltd., Ser. D, NR, Ba3
                    7.44%, 1/9/09, Notes (Cayman Islands) (b) (d) (g)                        12/5/08 @ 100.00           751,298
        1,000,000   Schwab Capital Trust I, BBB+, A3
                    7.50%, 11/15/37, Company Guarantee Notes (a) (c)                        11/15/17 @ 100.00           861,360
        2,000,000   Svensk Exportkredit AB, AA-, Aa3
                    6.375%, 10/29/49, Subordinated Notes (Sweden) (a) (b)                   12/27/08 @ 100.00         1,996,608
                                                                                                                 --------------
                                                                                                                     16,515,764
                                                                                                                 --------------
                    ELECTRIC - 0.9%
          500,000   Pennsylvania Electric Co., BBB, Baa2
                    6.05%, 9/1/17, Senior Unsecured Notes (a)                                N/A                        482,749
        1,000,000   Wisconsin Energy Corp., BBB-, Baa1
                    6.25%, 5/15/67, Junior Subordinated Notes (a) (c)                        5/15/17 @ 100.00           827,718
                                                                                                                 --------------
                                                                                                                      1,310,467
                                                                                                                 --------------
                    ENTERTAINMENT - 0.5%
          500,000   Downstream Development Authority of the Quapaw Tribe
                    of Oklahoma, B-, B3 12.00%, 10/15/15, Senior Secured Notes (b)          10/15/11 @ 109.00           408,750
          500,000   Indianapolis Downs LLC & Capital Corp., B, B3
                    11.00%, 11/1/12, Senior Secured Notes (b)                                11/1/10 @ 105.50           397,500
                                                                                                                 --------------
                                                                                                                        806,250
                                                                                                                 --------------
                    INSURANCE - 4.3%
        1,000,000   Allstate Corp. (The), A-, A2
                    6.50%, 5/15/57, Junior Subordinated Debentures (a) (c)                   5/15/37 @ 100.00           816,160
        1,000,000   AXA SA, BBB+, Baa1
                    6.46%, 12/14/49, Subordinated Notes (France) (a) (b) (c)                12/14/18 @ 100.00           785,943
        1,000,000   Foundation Re Ltd., Ser. A, BB, NR
                    6.91%, 11/24/08, Notes (Cayman Islands) (b) (d) (g)                      N/A                        985,000
        1,000,000   Metlife Capital Trust IV, BBB+, Baa1
                    7.875%, 12/15/37, Junior Subordinated Notes (a) (b)                     12/15/32 @ 100.00           873,480
          625,000   Newton Re Ltd., BB+, NR
                    7.45%, 12/24/10, Bonds (Cayman Islands) (b) (d) (g)                      N/A                        631,900
        1,250,000   Progressive Corp. (The), A-, A2
                    6.70%, 6/15/37, Junior Subordinated Notes (a) (c)                        6/15/17 @ 100.00         1,024,140
        1,000,000   Residential Reinsurance 2007 Ltd., Ser. CL2, B+, NR
                    12.93%, 6/7/10, Notes (Cayman Islands) (b) (d) (g)                       N/A                      1,005,780
          250,000   Residential Reinsurance 2007 Ltd., BB, NR
                    9.40%, 6/6/11, Notes (Cayman Islands) (b) (d) (g)                        N/A                        250,638
                                                                                                                 --------------
                                                                                                                      6,373,041
                                                                                                                 --------------
                    REAL ESTATE INVESTMENT TRUSTS - 0.6%
        1,000,000   HRPT Properties Trust, BBB, Baa2
                    6.65%, 1/15/18, Senior Unsecured Notes (a)                               7/15/17 @ 100.00           899,655
                                                                                                                 --------------

                    RETAIL - 0.8%
        1,000,000   AutoNation, Inc., BB+, Ba2
                    4.79%, 4/15/13, Company Guarantee Notes (d)                              10/6/08 @ 103.00           825,000
          500,000   Macys Retail Holdings, Inc., BBB-, Baa3
                    5.90%, 12/1/16, Company Guarantee Notes (a)                              N/A                        431,729
                                                                                                                 --------------
                                                                                                                      1,256,729
                                                                                                                 --------------
                    TOTAL CORPORATE BONDS - 29.9%
                    (Cost $49,825,226)                                                                               44,505,139
                                                                                                                 --------------

                    ASSET BACKED SECURITIES - 31.2%
        1,955,915   321 Henderson Receivables I LLC, Ser. 2007-3A, Class A, AA, A2 (a) (b)
                    6.15%, 10/15/48                                                                                   1,590,296
          490,518   321 Henderson Receivables I LLC, Ser. 2008-1A, Class A, AAA, Aaa  (a) (b)
                    6.19%, 1/15/44                                                                                      466,183
          500,000   321 Henderson Receivables I LLC, Ser. 2008-1A, Class B, AA, NR (a) (b)
                    8.37%, 1/15/46                                                                                      487,720
          500,000   321 Henderson Receivables I LLC, Ser. 2008-1A, Class C, A, NR  (b)
                    9.36%, 1/15/48                                                                                      488,665
          500,000   321 Henderson Receivables I LLC, Ser. 2008-1A, Class D, BBB, NR  (b)
                    10.81%, 1/15/50                                                                                     489,455
        1,726,361   Airplanes Pass Through Trust, Ser. 1R, Class A8, BB-, Baa3 (d)
                    2.84%, 3/15/19                                                                                    1,519,198
        1,400,000   American Express Credit Account Master Trust, Ser. 2007-4, Class C, BBB, Baa2 (a) (b) (d)
                    2.73%, 12/17/12                                                                                   1,318,691
          999,067   Applebee's Enterprises LLC, Ser. 2007-1A, Class A22A, AAA, Aaa (a) (b)
                    6.43%, 12/20/37                                                                                     856,301
        2,000,000   Black Diamond CLO Ltd., Ser. 2006-1A, Class B, AA, Aa2 (Cayman Islands) (b) (d)
                    3.18%, 4/29/19                                                                                    1,479,860
        2,000,000   Black Diamond CLO Ltd., Ser. 2006-1A, Class C, A, A2 (Cayman Islands) (b) (d)
                    3.48%, 4/29/19                                                                                    1,349,620
           47,590   Blue Falcon, NR, NR (b)
                    5.46%, 12/25/16                                                                                      47,539
          676,798   BNC Mortgage Loan Trust, Ser. 2007-4, Class A3A, AAA, NR (a) (d)
                    2.72%, 11/25/37                                                                                     629,118
        2,000,000   Callidus Debt Partners Fund Ltd., Ser. 6A, Class A1T, AAA, Aaa
                    (Cayman Islands) (a) (b) (d) 3.06%, 10/23/21                                                      1,724,860
        1,420,000   Citibank Credit Card Issuance Trust, Ser. 2006-C4, Class C4, BBB, Baa2 (a) (d)
                    2.68%, 1/9/12                                                                                     1,356,802
          518,823   Citigroup Mortgage Loan Trust Inc., Ser. 2007-WFHI, Class A1, AAA, Aaa (a) (d)
                    2.53%, 1/25/37                                                                                      509,958
        3,465,916   Countrywide Home Equity Loan Trust, Ser. 2004-S, Class 1A, AA, Aa3 (d)
                    2.71%, 2/15/30                                                                                    2,260,701
        1,960,000   Dominos Pizza Master Issuer LLC, Ser. 2007-1, Class A2, AA, A2 (a) (b)
                    5.26%, 4/25/37                                                                                    1,642,942
        3,000,000   Dunkin Securitization, Ser. 2006-1, Class A2, AA, Aa3 (a) (b)
                    5.78%, 6/20/31                                                                                    2,625,390
        1,000,000   Ford Credit Floorplan Master Owner Trust, Ser. 2006-4, Class B, AAA, A1 (d)
                    3.02%, 6/15/13                                                                                      835,799
        1,000,000   Friedbergmilstein Private Capital Fund, Ser. 2004-1A, Class B2, AA, Aa2
                    (Cayman Islands) (b) 5.41%, 1/15/19                                                                 745,110
        1,250,000   GE Commercial Loan Trust, Ser. 2006-1, Class A2, AAA, Aaa (b) (d)
                    3.02%, 4/19/17                                                                                    1,152,325
        1,000,000   Harley-Davidson Motorcycle Trust, Ser. 2007-3, Class B, A, Aa3 (a)
                    6.04%, 8/15/14                                                                                      966,512
        2,000,000   HFG Healthco-4 LLC, Ser. 2006-1A, Class A, NR, Aa2 (a) (b) (d)
                    2.86%, 6/5/12                                                                                     1,567,640
        2,000,000   IHOP Franchising LLC, Ser. 2007-1A, Class A1, BBB-, Baa2 (a) (b)
                    5.14%, 3/20/37                                                                                    1,753,680
        1,341,938   Lightpoint CLO Ltd., Ser. 2004-1A, Class X, A, A2 (Cayman Islands) (a) (b) (d)
                    5.25%, 2/15/14                                                                                    1,278,787
          500,000   MRU Student Loan Trust, Ser. 2008-A, Class A1A, AAA, NR (a) (b)
                    7.40%, 1/25/41                                                                                      478,270
          250,000   MRU Student Loan Trust, Ser. 2008-A, Class B, AA, NR (a) (b) (d)
                    8.29%, 1/25/41                                                                                      250,030
          250,000   MRU Student Loan Trust, Ser. 2008-A, Class C, A, NR (a) (b) (d)
                    10.29%, 1/25/41                                                                                     250,037
        1,000,000   Nantucket CLO Ltd., Ser. 2006-1A, Class B, AA, Aa2 (Cayman Islands) (a) (b) (d)
                    3.23%, 11/24/20                                                                                     741,330
          600,000   NuCO2 Funding LLC, Ser. 2008-1A, Class A1, NR, Baa2 (b)
                    7.25%, 6/25/38                                                                                      554,568
        2,000,000   Sealane Trade Finance, Ser. 2007-1A, Class E, NR, NR (Cayman Islands) (b) (d)
                    17.81%, 11/25/12                                                                                  1,842,920
        2,000,000   Stanfield Modena CLO Ltd., Ser. 2004-1A, Class C, A, A2 (Cayman Islands) (b) (d)
                    4.05%, 9/22/16                                                                                    1,528,040
          550,000   Start CLO Ltd., Ser. 2006-3A, Class D, BBB, Baa1 (Cayman Islands) (b) (d)
                    4.43%, 6/7/11                                                                                       488,405
          500,000   Start CLO Ltd., Ser. 2007-4A, Class D, BBB+, Baa1 (Cayman Islands) (b) (d)
                    4.36%, 12/26/11                                                                                     453,330
        1,000,000   Start CLO Ltd., Ser. 2007-4A, Class E, BB+, Ba1 (Cayman Islands) (b) (d)
                    6.41%, 12/26/11                                                                                     896,550
        1,090,032   Structured Asset Securities Corp., Ser. 2007-BNC1, Class A2, AAA, NR (a) (d)
                    3.57%, 10/25/37                                                                                     840,251
        1,000,000   Swift Master Auto Receivables Trust, Ser. 2007-2, Class C, BBB, Aaa (d)
                    4.47%, 10/15/12                                                                                     905,650
        2,000,000   TCW Global Project Fund, Ser. 2004-1A, Class A1, NR, NR (Cayman Islands) (b) (d)
                    3.69%, 6/15/16                                                                                    1,743,620
        2,000,000   TCW Global Project Fund, Ser. 2004-1A, Class B1, NR, NR (Cayman Islands) (b) (d)
                    4.74%, 6/15/16                                                                                    1,041,780
        1,000,000   TCW Global Project Fund, Ser. 2005-1A, Class B2, A, NR (Cayman Islands) (b)
                    5.79%, 9/1/17                                                                                       684,360
        2,023,409   TCW Select Loan Fund Ltd., Inc., Ser. 1A, Class A1, AAA,  Aaa
                    (Cayman Islands) (a) (b) (d) 3.25%, 10/10/13                                                      1,988,586
        2,000,000   Wrightwood Capital Real Estate CDO Ltd., Ser. 2005-1A, Class A1, AAA, Aaa
                    (Cayman Islands) (b) (d) 3.13%, 11/21/40                                                          1,732,600
        1,000,000   Yapi Kredi DPR Finance Co., Ser. 2006-1, Class C, BBB+, A3 (Cayman Islands) (d)
                    3.16%, 11/21/13                                                                                     875,020
                    TOTAL ASSET BACKED SECURITIES - 31.2%                                                        --------------
                    (Cost $52,023,334)                                                                               46,438,499
                                                                                                                 --------------

                    COLLATERALIZED MORTGAGE OBLIGATIONS - 24.9%
          900,000   American Tower Trust, Ser. 2007-1A, Class AFX, AAA, Aaa (a) (b)
                    5.42%, 4/15/37                                                                                      890,973
        1,000,000   American Tower Trust, Ser. 2007-1A, Class B, AA, Aa2 (a) (b)
                    5.54%, 4/15/37                                                                                      970,230
          500,000   Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class G, A-, NR (b) (d)
                    5.47%, 3/11/41                                                                                      402,447
        1,000,000   Banc of America Commercial Mortgage, Inc., Ser. 2004-5, Class B, AA+, Aa2 (a) (d)
                    5.06%, 11/10/41                                                                                     784,914
          600,000   Banc of America Commercial Mortgage, Inc., Ser. 2005-5, Class AJ, AAA, Aaa (a) (d)
                    5.33%, 10/10/45                                                                                     498,997
        1,500,000   Bear Stearns Commercial Mortgage Securities, Ser. 2005-PW10, Class AJ, AAA, NR (a) (d)
                    5.62%, 12/11/40                                                                                   1,266,320
          500,000   Citigroup Commercial Mortgage Trust, Ser. 2004-C2, Class E, A-, A3 (b) (d)
                    5.02%, 10/15/41                                                                                     340,609
        2,000,000   Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class AJ, AAA, Aaa (a) (d)
                    5.40%, 7/15/44                                                                                    1,668,095
        1,000,000   Commercial Mortgage Pass Through Certificates, Ser. 2006-CN2A, Class F, A,
                    NR (a) (b) (d) 5.76%, 2/5/19                                                                        886,793
        1,816,102   Countrywide Home Loan Mortgage Pass Through Trust, Ser. 2005-HYB8, Class 4A1, AAA, Aaa (a) (d)
                    5.57%, 12/20/35                                                                                   1,308,383
        1,500,000   Credit Suisse Mortgage Capital Certificates, Ser. 2006-C3, Class AM, AAA, Aaa (a) (d)
                    6.02%, 6/15/38                                                                                    1,330,533
          241,398   Credit Suisse Mortgage Capital Certificates, Ser. 2006-TF2A, Class SHDA, A-, Aa1 (a) (b) (d)
                    3.07%, 7/15/19                                                                                      233,676
        1,000,000   Crown Castle Towers LLC, Ser. 2006-1A, Class C, NR, A2 (a) (b)
                    5.47%, 11/15/36                                                                                     885,070
        1,425,000   CS First Boston Mortgage Securities Corp., Ser. 2005-TFLA, Class K, AA+, Aaa (a) (b) (d)
                    3.77%, 2/15/20                                                                                    1,398,813
        1,000,000   Fannie Mae REMICS, Ser. 2007-90, Class B, NR, NR (a)
                    6.00%, 9/25/37                                                                                      932,640
        2,045,424   Ginnie Mae, Ser. 2008-14, Class Z, NR, NR (a)
                    4.50%, 3/16/49                                                                                    1,473,554
        1,225,000   Global Signal Trust, Ser. 2004-2A, Class D, NR, Baa2 (b)
                    5.09%, 12/15/14                                                                                   1,135,097
        2,000,000   Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class AJ, AAA, Aaa (a) (d)
                    4.86%, 8/10/42                                                                                    1,661,722
        1,000,000   Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class AJ, AAA, Aaa (a) (d)
                    5.48%, 4/10/37                                                                                      836,856
          600,000   GS Mortgage Securities Corp II, Ser. 2001-GL3A, Class E, NR, A1 (b) (d)
                    6.85%, 8/5/18                                                                                       543,786
        1,375,226   Impac Secured Assets CMN Owner Trust, Ser. 2007-3, Class A1A, AAA, Aaa (d)
                    2.58%, 9/25/37                                                                                    1,298,249
          700,000   JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2002-C1, Class E, A-, A2 (b)
                    6.135%, 7/12/37                                                                                     597,159
        1,000,000   JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP3, Class AJ, AAA, Aaa (a) (d)
                    5.11%, 8/15/42                                                                                      821,572
        2,000,000   Morgan Stanley Capital I, Ser. 2005-HQ6, Class AJ, AAA, NR (a) (d)
                    5.07%, 8/13/42                                                                                    1,654,135
        1,250,000   Morgan Stanley Capital I, Ser. 2006- IQ12, Class AM, AAA, NR (a)
                    5.37%, 12/15/43                                                                                   1,055,407
        1,000,000   Morgan Stanley Capital I, Ser. 2006-T23, Class AM, AAA, NR (a) (d)
                    5.98%, 8/12/41                                                                                      883,661
          145,000   SBA CMBS Trust, Ser. 2005-1A, Class D, NR, Baa2 (b)
                    6.22%, 11/15/35                                                                                     136,815
        1,500,000   SBA CMBS Trust, Ser. 2005-1A, Class E, NR, Baa3 (b)
                    6.71%, 11/15/35                                                                                   1,422,630
        2,000,000   TIAA Seasoned Commercial Mortgage Trust, Ser. 2007-C4, Class AJ, AAA, NR (a) (d)
                    6.09%, 8/15/39                                                                                    1,523,606
        2,000,000   Timberstar Trust, Ser. 2006-1A, Class A, AAA, Aaa (a) (b)
                    5.67%, 10/15/36                                                                                   1,969,800
          750,000   Timberstar Trust, Ser. 2006-1A, Class C, A, A2 (a) (b)
                    5.88%, 10/15/36                                                                                     678,037
          100,000   Timberstar Trust, Ser. 2006-1A, Class D, BBB, Baa2 (b)
                    6.21%, 10/15/36                                                                                      85,904
        2,027,316   TW Hotel Funding 2005 LLC, Ser. 2005-LUX, Class A1, AAA, Aaa (a) (b) (d)
                    2.72%, 1/15/21                                                                                    1,959,037
        1,054,204   TW Hotel Funding 2005 LLC, Ser. 2005-LUX, Class L, BB+, Baa2 (b) (d)
                    4.02%, 1/15/21                                                                                      999,214
        2,000,000   Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class AJ, AAA, Aaa (a) (d)
                    5.31%, 7/15/42                                                                                    1,669,086
        1,000,000   Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C21, Class AJ, AAA, Aaa (a) (d)
                    5.38%, 10/15/44                                                                                     834,138
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS - 24.9%                                            --------------
                    (Cost $39,236,751)                                                                               37,037,958
                                                                                                                 --------------

    NUMBER OF SHARES                                                                                                  VALUE
-------------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK - 0.6%
                    AIRLINES - 0.6%
          110,000   US Airways Group, Inc. (a) (e) (f)                                                                  933,900
                                                                                                                 --------------

                    TOTAL COMMON STOCK - 0.6%
                    (Cost $1,409,100)                                                                                   933,900
                                                                                                                 --------------

                    PREFERRED STOCK - 4.1%
                    BANKS - 0.7%
           50,000   Santander Finance Preferred SA Unipersonal, 6.50% (Spain) (a)                                     1,004,500
                                                                                                                 --------------

                    DIVERSIFIED FINANCIAL SERVICES - 1.0%
           50,000   Deutsche Bank Contingent Capital Trust II, 6.55% (a)                                                993,000
           37,600   Lehman Brothers Holdings, Inc., Ser. J, 7.95%                                                       585,056
                                                                                                                 --------------
                                                                                                                      1,578,056
                                                                                                                 --------------
                    INSURANCE - 0.9%
           20,000   Aegon NV, 6.375%  (Netherlands) (a)                                                                 359,400
            3,800   ING Groep NV, 7.05% (Netherlands)                                                                    81,130
           40,000   Torchmark Capital Trust III, 7.10% (a)                                                              890,000
                                                                                                                 --------------
                                                                                                                      1,330,530
                                                                                                                 --------------
                    REAL ESTATE INVESTMENT TRUST - 0.8%
           50,000   Public Storage, Ser. K, 7.25% (a)                                                                 1,192,500
                                                                                                                 --------------

                    TELECOMMUNICATION SERVICES - 0.7%
            1,000   Centaur Funding Corp., 9.08% (Cayman Islands) (a) (b)                                               991,562
                                                                                                                 --------------

                    TOTAL PREFERRED STOCK - 4.1%
                    (Cost $7,038,813)                                                                                 6,097,148
                                                                                                                 --------------

                    EXCHANGE-TRADED FUNDS - 14.7%
           16,000   DIAMONDS Trust Series I (a) (e)                                                                   1,847,200
           40,300   Powershares QQQ (a) (e)                                                                           1,858,636
           28,400   SPDR Trust Series 1 (a) (e)                                                                       3,657,636
           58,500   Ultra Dow30 ProShares (a) (e)                                                                     3,653,910
           45,400   Ultra QQQ ProShares (a) (e)                                                                       3,408,632
          121,400   Ultra S&P500 ProShares (a) (e)                                                                    7,452,746
                    TOTAL EXCHANGE-TRADED FUNDS - 14.7%                                                          --------------
                    (Cost $24,796,375)                                                                               21,878,760
                                                                                                                 --------------

    PRINCIPAL AMOUNT                                                                                                  VALUE
-------------------------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT AND AGENCY SECURITIES - 7.4%
$       1,085,000   Federal Home Loan Bank System, Ser. HH19, AAA, Aaa
                    9.00%, 6/18/19, Bonds (a) (d)                                                                     1,073,391
          500,000   Federal Home Loan Bank System, AAA, Aaa
                    7.00%, 7/7/20, Bonds (a) (d)                                                                        481,250
          310,000   Freddie Mac, Ser. MTN, AAA, Aaa
                    5.25%, 5/29/18, Notes (a)                                                                           305,782
        4,200,000   Freddie Mac, AAA, Aaa
                    6.00%, 6/15/17 to 4/29/22, Notes (a)                                                              4,205,425
        5,000,000   United States Treasury Bond, NR, NR
                    4.375%, 2/15/38 (a)                                                                               4,964,455
                    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES - 7.4%                                           --------------
                    (Cost $10,884,196)                                                                               11,030,303
                                                                                                                 --------------

                    TERM LOANS - 22.7%
                    AEROSPACE AND DEFENSE - 1.3%
        1,475,856   Colt Defense
                    5.71%, 7/9/14, NR, B1 (d)                                                                         1,394,684
          495,000   Total Safety Series C
                    5.22%, 12/8/12, B, B2 (d)                                                                           467,775
                                                                                                                 --------------
                                                                                                                      1,862,459
                                                                                                                 --------------
                    AUTOMOBILE - 1.5%
          982,796   Adesa, Inc.
                    5.06%, 9/22/13, NR, Ba3 (d)                                                                         879,807
        1,437,620   Harbor Freight Tools
                    4.72%, 7/12/13, NR, B1 (d)                                                                        1,297,452
                                                                                                                 --------------
                                                                                                                      2,177,259
                                                                                                                 --------------
                    CONSUMER PRODUCTS - 0.6%
          989,980   Navisite, Inc.
                    8.15%, 9/19/14, B-, B3 (d)                                                                          905,831
                                                                                                                 --------------

                    DIVERSIFIED/CONGLOMERATE SERVICE - 2.5%
          927,778   Billing Services Group
                    7.06%, 12/28/14, NR, B1 (d)                                                                         904,583
          992,500   Compucom Systems
                    5.97%, 8/13/14, BB, Ba2 (d)                                                                         923,025
        1,488,750   First Data Corp.
                    5.25%, 9/24/14, BB-, Ba3 (d)                                                                      1,368,513
          495,000   Terremark Worldwide, Inc.
                    6.55%, 7/30/14, B, NR (d)                                                                           472,725
                                                                                                                 --------------
                                                                                                                      3,668,846
                                                                                                                 --------------
                    ELECTRONICS - 3.0%
          993,007   Caritor, Inc.
                    4.72%, 6/4/13, BB-, B1 (d)                                                                          726,136
          497,161   Clientlogic Corp.
                    5.29%, 1/30/14, B+, B2 (d)                                                                          391,929
        1,243,687   Freescale Semiconductor, Inc.
                    4.21%, 11/29/13, BB, Baa3 (d)                                                                     1,115,335
        1,488,750   GXS Corp.
                    7.02%, 10/18/14, B+, Ba3 (d)                                                                      1,425,478
          890,395   Network Solutions LLC
                    5.17%, 9/26/14, B, B1 (d)                                                                           743,480
                                                                                                                 --------------
                                                                                                                      4,402,358
                                                                                                                 --------------
                    FOOD & BEVERAGES - 0.9%
           90,245   OSI Restaurant Partners, Revolver
                    2.43%, 8/29/14, BB-, B1 (d)                                                                          69,564
        1,111,361   OSI Restaurant Partners
                    5.125%, 6/14/14, BB-, B1 (d)                                                                        856,674
          500,000   Panda Restaurant
                    6.60%, 8/23/17, NR, NR (d)                                                                          447,440
                                                                                                                 --------------
                                                                                                                      1,373,678
                                                                                                                 --------------
                    GAMING - 0.5%
          409,252   Cannery Casino Resorts LLC
                    5.06%, 9/18/14, BB-, B2 (d)                                                                         390,324
          336,614   Cannery Casino Resorts LLC, Revolver
                    5.035%, 9/18/14, BB-, B2 (d)                                                                        321,046
                                                                                                                 --------------
                                                                                                                        711,370
                                                                                                                 --------------
                    HEALTHCARE, EDUCATION & CHILDCARE - 3.5%
          882,218   Aurora Diagnostics LLC
                    6.87%, 12/10/12, NR, B3 (d)                                                                         864,574
          460,517   Compsych
                    5.53%, 7/31/14, B, B2 (d)                                                                           428,281
          860,972   Embanet
                    5.79%, 6/28/12, B, B2 (d)                                                                           796,399
        1,492,500   PRA International
                    6.04%, 11/16/14, BB-, B1 (d)                                                                      1,395,487
          938,129   Renal Advantage, Inc.
                    5.28%, 9/11/14, BB-, B1 (d)                                                                         877,151
          992,500   TUI University LLC
                    6.09%, 7/2/14, B-, B2 (d)                                                                           893,250
                                                                                                                 --------------
                                                                                                                      5,255,142
                                                                                                                 --------------
                    HOME & OFFICE FURNISHINGS - 0.6%
        1,030,702   Centaur LLC
                    6.80%, 11/9/14, BB-, B1 (d)                                                                         948,246
                                                                                                                 --------------

                    INSURANCE - 0.3%
          478,127   QTC Management
                    4.72%, 11/10/12, B+, B2 (d)                                                                         411,189
                                                                                                                 --------------

                    LEISURE - 0.9%
        1,488,750   Bushnell Performance Optics
                    6.55%, 8/24/13, BB-, Ba3 (d)                                                                      1,377,094
                                                                                                                 --------------

                    OIL & GAS - 0.9%
        1,300,035   Calumet Lubricants Co.
                    6.77%, 12/28/14, NR, B1 (d)                                                                       1,153,781
          172,414   Calumet Lubricants Co., Credit Link Deposit Facility
                    6.77%, 12/28/14, NR, B1 (d)                                                                         153,017
                                                                                                                 --------------
                                                                                                                      1,306,798
                                                                                                                 --------------
                    PRINTING & PUBLISHING - 0.8%
          990,000   Advanstar Communications
                    5.05%, 9/20/14, B+, B1 (d)                                                                          722,700
          744,332   Idearc, Inc.
                    4.79%, 11/17/14, BBB-, Ba2 (d)                                                                      526,243
                                                                                                                 --------------
                                                                                                                      1,248,943
                                                                                                                 --------------
                    RETAIL STORES - 4.7%
        1,488,693   David's Bridal, Inc.
                    4.80%, 1/31/14, B, B2 (d)                                                                         1,283,068
        1,240,625   Deb Shops, Inc.
                    6.76%, 4/23/14, BB-, Ba3 (d)                                                                      1,054,531
        1,500,000   Dollar General
                    5.53%, 7/6/14, B+, B2 (d)                                                                         1,385,859
        1,000,000   Guitar Center
                    5.97%, 10/9/13, B-, B2 (d)                                                                          862,500
          892,500   HH Gregg Appliances, Inc.
                    4.80%, 9/12/14, B+, B2 (d)                                                                          807,712
          990,000   Mattress Firm
                    4.72%, 10/23/14, B, Ba3 (d)                                                                         697,950
        1,000,000   QVC, Inc.
                    3.56%, 3/3/11, NR, NR (d)                                                                           955,000
                                                                                                                 --------------
                                                                                                                      7,046,620
                                                                                                                 --------------
                    TRANSPORTATION - 0.7%
          992,500   Carey International, Inc.
                    7.69%, 10/29/14, B, B1 (d)                                                                          992,500
                                                                                                                 --------------

                    TOTAL TERM LOANS - 22.7%
                    (Cost $36,239,133)                                                                               33,688,333
                                                                                                                 --------------

                    TOTAL LONG-TERM INVESTMENTS - 135.5%
                    (Cost $221,452,928)                                                                             201,610,040
                                                                                                                 --------------

                    SHORT-TERM INVESTMENTS - 11.1%
                    GOVERNMENT AGENCY SECURITIES - 10.9%
       16,200,000   Federal Home Loan Bank Discount Notes, NR, NR
                    0.40%, 9/2/08, Discount Notes (e)                                                                16,200,000
                                                                                                                 --------------
                    (Cost $16,199,123)

    NUMBER OF SHARES                                                                                                   VALUE
-------------------------------------------------------------------------------------------------------------------------------
                    MONEY MARKET FUNDS - 0.2%
          340,049   AIM Government & Agency Money Market                                                               340,049
                                                                                                                 --------------
                    (Cost $340,049)

                    TOTAL SHORT-TERM INVESTMENTS - 11.1%
                    (Cost $16,539,172)                                                                               16,540,049
                                                                                                                 --------------

                    TOTAL INVESTMENTS - 146.6%
                    (Cost $237,992,100)                                                                             218,150,089
                    Other Assets in excess of Liabilities - 0.8%                                                      1,209,165
                    Total Options Written - (0.4%)                                                                    (534,831)
                    Reverse Repurchase Agreements - (47.0%)                                                        (69,978,519)
                                                                                                                 --------------
                    NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%                                         $ 148,845,904
                                                                                                                 ==============

AB - Stock Company
ACB - America's Cooperative Bank
CBO - Collateralized Bond Obligation
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
CMBS - Commercial Mortgage-Backed Security
FCB - Farmers Credit Bureau
LLC - Limited Liability Company
Ltd. - Limited
NA - National Association
NV - Publicly Traded Company
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
SA - Corporation

(a) All or a portion of this security has been physically segregated in connection with swap agreements, options, reverse repurchase agreements, and unfunded loan commitments. As of August 31, 2008, the total amount segregated in connection with reverse repurchase agreements was $93,313,292.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, these securities amounted to 53.3% of net assets applicable to common shares.

(c) Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.

(d)  Floating or Variable Rate Coupon.

(e) All or a portion of this security position represents cover for outstanding options written.

(f)  Non-income producing security.

(g) Risk-Linked Security - A risk-linked security is a form of derivative issued by insurance companies and insurance-related special purpose vehicles that apply securitization techniques to catastrophic property and casualty damages. The security is typically a debt obligation for which the return of principal and the payment of interest are contingent on the non-occurrence of a pre-defined "trigger event." Depending on the specific terms and structure of the security, this trigger could be the result of a hurricane, earthquake or some other catastrophic event.

Ratings shown are per Standard & Poor's and Moody's. Securities classified as NR are not rated.

Securities are classified by sectors that represent broad groupings of related industries.

      ----------------------------------------------------------------
                           Country Allocation*
      ----------------------------------------------------------------
      United States                                             80.7%
      Cayman Islands                                            13.4%
      Bermuda                                                    1.6%
      United Kingdom                                             1.5%
      France                                                     1.2%
      Sweden                                                     0.9%
      Spain                                                      0.5%
      Netherlands                                                0.2%
      ----------------------------------------------------------------
      *Subject to change daily.  Based on total investments.

See previously submitted notes to financial statements for the period ended May 31, 2008.


CONTRACTS
(100 SHARES                                                 EXPIRATION              EXERCISE
per contract)   Call Options Written (f)                    Date                       Price         Value
-----------------------------------------------------------------------------------------------------------

         160    DIAMONDS Trust Series I                     September 2008          $ 117.00      $ 22,160
         403    Powershares QQQ                             September 2008             48.00        11,888
         284    SPDR Trust Series 1                         September 2008            130.00        47,570
         585    Ultra Dow30 ProShares                       September 2008             64.00        95,063
         454    Ultra QQQ ProShares                         September 2008             82.00        30,645
       1,214    Ultra S&P500 ProShares                      September 2008             63.00       160,855
         440    US Airways Group, Inc.                      September 2008             10.00        24,200
         550    US Airways Group, Inc.                      January 2009               10.00       125,125
         110    US Airways Group, Inc.                      January 2009               12.50        17,325
                                                                                             --------------
                TOTAL CALL OPTIONS WRITTEN                                                       $ 534,831
                                                                                             ==============
                (Premiums received $1,063,775)

(f) Non-income producing security

The Fund entered into swap agreements during the period ended August 31, 2008. Details of the swap agreements outstanding as of August 31, 2008 were as follows:

CREDIT DEFAULT SWAP AGREEMENTS


                                                                                        NOTIONAL                    UNREALIZED
                                                           BUY/SELL     TERMINATION       AMOUNT   PAY/RECEIVE    APPRECIATION/
COUNTERPARTY     REFERENCE ENTITY                          PROTECTION          DATE        (000)   FIXED RATE      DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs*   Bank of America Corp.                        Buy          06/20/13      $ 5,000      0.98%     $     58,350
Goldman Sachs*   Wells Fargo & Company                        Buy          06/20/13        5,000      0.99            45,550
Goldman Sachs**  Basket of 110 distinct corporate entities    Sell         09/21/14        3,000      1.18        (1,084,200)
                                                                                                              ---------------
                                                                                                                $   (980,300)
                                                                                                              ---------------


INTEREST RATE SWAP AGREEMENTS


                                                                                        NOTIONAL                    UNREALIZED
                                                                        TERMINATION       AMOUNT   PAY/RECEIVE    APPRECIATION/
COUNTERPARTY                                           FLOATING RATE           DATE        (000)   FIXED RATE      DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------------

    Goldman Sachs**                                 3 Month LIBOR          01/04/38     $ 10,000      5.86%     $     57,140
    Goldman Sachs**                                 3 Month LIBOR          01/04/38       10,000     5.675            64,886
    Goldman Sachs**                                 3 Month LIBOR          07/07/38        5,000    5.7525            48,550
    Goldman Sachs**                                 3 Month LIBOR          07/07/38        5,000      5.94            33,300
    HSBC**                                          3 Month LIBOR          01/09/23        5,000      7.70          (197,352)
                                                                                                              ---------------
                                                                                                                     $ 6,524
                                                                                                              ---------------

                                                                                                              ---------------
    TOTAL UNREALIZED APPRECIATION/(DEPRECIATION) FOR SWAP AGREEMENTS                                            $   (973,776)
                                                                                                              ===============

* For the swaps noted, the Fund pays the fixed rate and receives the floating rate.

** For the swaps noted, the Fund pays the floating rate and receives the fixed rate.

In September, 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation).

Valuations at August 31, 2008
Description                            Securities    Derivatives       Total
(value in $000s)                       ----------    -----------       -----
Assets:
Level 1                                $   29,250     $      -      $   29,250
Level 2                                   188,900          308         189,208
Level 3                                         -            -               -
                                     ------------------------------------------
Total                                  $  218,150     $    308      $  218,458
                                     ==========================================


Liabilities:
Level 1                                $        -     $    535      $      535
Level 2                                         -        1,282           1,282
Level 3                                         -            -               -
                                     ------------------------------------------
Total                                  $        -     $  1,817      $    1,817
                                     ==========================================


Level 3 holdings                       Securities    Derivatives       Total
                                       ----------    -----------       -----
Beginning Balance at 5/31/08           $        -     $      -      $        -
Total Realized Gain/Loss                        -            -               -
Change in Unrealized Gain/Loss                  -            -               -
Net Purchases and Sales                         -            -               -
Net Transfers In/Out                            -            -               -
                                     ------------------------------------------
Ending Balance at 8/31/08              $        -     $      -      $        -
                                     ==========================================

Subsequent to August 31, 2008, the major U.S. and global equity market benchmarks posted sharp declines. From August 31, 2008 through October 15, 2008, the Dow Jones Industrial Average lost 29.0%, the S&P 500 Index declined by 25.5% and the Nasdaq Composite shed 31.2%. Globally, the MSCI World Index declined 23.8% and the MSCI EAFE lost 24.2%.

As illustrated by the benchmark returns, the impact was not limited to a specific sector. The Chicago Board of Options Exchange Volatility Index, which is generally used as a gauge of fear and uncertainty in the market place, reached levels never seen before. The markets appeared to have lost confidence in the financial system after a significant series of events which included: the government rescue of mortgage entities Fannie Mae and Freddie Mac, the failure of investment bank Lehman Brothers, the merger of Merrill Lynch with Bank of America, the government bailout of American International Group, and the passage of a $700 billion financial rescue package designed to help rid financial institutions of "toxic" debt carried on their books. The combination of these events, and others, resulted in significant declines in market valuations of the impacted securities, the financials sector in general and the broad market as a whole.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore/Guggenheim Strategic Opportunities Fund

By: /s/  J. Thomas Futrell
   ------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date: October 29, 2008


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/  J. Thomas Futrell
   ------------------------------------
         J. Thomas Futrell
         Chief Executive Officer

Date: October 29, 2008




By: /s/  Steven M. Hill
   ------------------------------------
         Steven M. Hill
         Chief Financial Officer, Chief Accounting Officer & Treasurer

Date: October 29, 2008